Acquisitions And Joint Ventures (Identifiable Intangible Assets Acquired In Connection With Acquisition) (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended		0 Months Ended			6 Months Ended
	Oct. 14, 2011 Andhra Pradesh Paper Mills Limited [Member]	Jun. 30, 2010 SCA Packaging Asia [Member]	Oct. 14, 2011 Non-Compete Agreement [Member] Andhra Pradesh Paper Mills Limited [Member] Y	Oct. 14, 2011 Tradename [Member] Andhra Pradesh Paper Mills Limited [Member]	Oct. 14, 2011 Fuel Supply Agreements [Member] Andhra Pradesh Paper Mills Limited [Member] Y	Oct. 14, 2011 Power Purchase Arrangements [Member] Andhra Pradesh Paper Mills Limited [Member] Y	Oct. 14, 2011 Wholesale Distribution Network [Member] Andhra Pradesh Paper Mills Limited [Member] Y	Jun. 30, 2010 Land-Use Rights [Member] SCA Packaging Asia [Member] Y	Jun. 30, 2010 Customer Relationships [Member] SCA Packaging Asia [Member] Y
Business Acquisition [Line Items]
Estimated Fair Value	$ 91	$ 38	$ 58	$ 20	$ 5	$ 5	$ 3	$ 29	$ 9
Average Remaining Useful Life, Years			6		2	5	18	39	16